Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	June 30, 2026	December 31, 2025
	(Unaudited)
Office Furniture & Equipment *	$40,530	$40,714
Less: accumulated depreciation	(19,011)	(14,902)
Total	$21,519	$25,812

*	Partial office equipment has been fully depreciated and disposed during 2025.